Schedule of Allowance for Doubtful Accounts (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 1	$ 124,672
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 2	43,353
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 3	24,227
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 4	0
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 5	95,838
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 6	35,925
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 7	(73,093)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 8	(14,519)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 9	(16,799)
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 10	51,579
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 11	124,672
Operations And Summary Of Significant Accounting Principles Schedule Of Allowance For Doubtful Accounts 12	$ 43,353